Subsequent Events	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Humacyte, Inc.
Subsequent Events

14. Subsequent Events

In preparing the financial statements for the years ended December 31, 2019 and 2020, the Company evaluated the effect subsequent events would have on the financial statements through March 22, 2021, which is the date the financial statements were issued.

Under the terms of her employment agreement, the Company awarded Dr. Niklason an additional stock option award in January 2021 entitling her to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $2.699 per share, none of which have vested as of the issuance date of these financial statements. This stock option vests in equal annual installments on each of the first three anniversaries of November 9, 2020, subject to acceleration upon a corporate transaction (as defined in the 2015 Plan). The vesting of this award will not accelerate upon finalization of the Merger (defined below).

On February 17, 2021, the Company entered into a business combination agreement with Alpha Healthcare Acquisition Corp. (“AHAC”) and Hunter Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of AHAC, pursuant to which Merger Sub will merge with the Company, with the Company surviving the Merger as a wholly owned subsidiary of AHAC. As a result of the Merger, AHAC, will immediately be renamed Humacyte, Inc. (“New Humacyte”). Immediately prior to the consummation of the Merger, the Company’s outstanding preferred stock will automatically convert into shares of the Company’s common stock at the then-effective conversion ratio. In addition, concurrently with the completion of the Merger, certain investors have agreed to subscribe for and purchase an aggregate of $175 million of common stock of New Humacyte. The boards of directors of both AHAC and the Company have approved the proposed Merger. Completion of the Merger is subject to approval of AHAC’s shareholders and the satisfaction or waiver of certain other customary closing conditions. The Company expects that the Merger will represent a business combination pursuant to FASB ASC Topic 805, Business Combinations and will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, AHAC will be treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined company, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. Accordingly, for accounting purposes, the Merger will be treated as the equivalent of the Company issuing shares for the net assets of AHAC, accompanied by a recapitalization. The net assets of AHAC will be stated at historical costs. No goodwill or other intangible assets will be recorded. Operations prior to the Merger will be those of the Company.